DISCONTINUED OPERATIONS - Discontinued operations by year (Details) $ in Millions			12 Months Ended
	Sep. 27, 2015 CAD ($) store	Apr. 13, 2015 CAD ($) item	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
DISCONTINUED OPERATIONS
Gain on discontinued operations, net of tax			$ 14.6		$ (19.7)
English-language newspaper operations | Discontinued operations
DISCONTINUED OPERATIONS
Number of printing plants sold | item		8
Cash consideration		$ 305.5
Cash disposed		1.9
Amount related to adjustment		$ 1.3
English-language newspaper operations | Minimum | Discontinued operations
DISCONTINUED OPERATIONS
Number of newspapers and publications sold | item		170
Archambault Group Inc. | Discontinued operations
DISCONTINUED OPERATIONS
Cash consideration	$ 14.5
Cash disposed	$ 1.1
Number of stores sold | store	14
Total amount received				$ 3.0